Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.3%
Boeing Co. (The)
2.20% , 02/04/26 .................. USD 43 $ 40,357
5.15% , 05/01/30 .................. 12 11,449
3.60% , 05/01/34 .................. 15 11,947
3.25% , 02/01/35 .................. 18 13,597
General Electric Co., 5.88%, 01/14/38 ..... 3 3,101
HEICO Corp., 5.35%, 08/01/33 ......... 4 3,964
Huntington Ingalls Industries, Inc.
3.84% , 05/01/25 .................. 10 9,833
2.04% , 08/16/28 .................. 10 8,732
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 15 14,513
Leidos, Inc.
4.38% , 05/15/30 .................. 11 10,346
2.30% , 02/15/31 .................. 5 4,100
5.75% , 03/15/33 .................. 1 1,011
Northrop Grumman Corp., 4.75%, 06/01/43 .. 3 2,687
RTX Corp.
3.95% , 08/16/25 .................. 10 9,823
4.88% , 10/15/40 .................. 3 2,738
4.50% , 06/01/42 .................. 11 9,563
Spirit AeroSystems, Inc., 9.75%, 11/15/30
(a)
.. 3 3,278
161,039
Air Freight & Logistics — 0.1%
GXO Logistics, Inc., 6.50%, 05/06/34 ...... 5 5,085
United Parcel Service, Inc., 6.20%, 01/15/38 . 10 10,849
15,934
Automobile Components — 0.1%
Icahn Enterprises LP, 9.75%, 01/15/29
(a)
.... 14 14,363
Automobiles — 0.1%
(a)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ...................... 15 14,513
Jaguar Land Rover Automotive plc
4.50% , 10/01/27 .................. 2 1,886
5.50% , 07/15/29 .................. 2 1,908
18,307
Banks — 9.2%
Banco Santander SA, 5.15%, 08/18/25 ..... 20 19,827
Bank of America Corp.
(b)
(1-day SOFR + 1.33%), 3.38% , 04/02/26 . 20 19,608
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 20 18,810
(1-day SOFR + 1.29%), 5.08% , 01/20/27 . 6 5,957
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28 ..................... 17 16,344
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 18 17,182
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 1 949
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 14 13,107
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ..................... 10 9,523
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 18 16,961
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 20 18,039
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30 ..................... 10 8,836
Bank of Montreal
5.30% , 06/05/26 .................. 12 11,978
1.25% , 09/15/26 .................. 17 15,519
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Nova Scotia (The)
3.45% , 04/11/25 .................. USD 40 $ 39,288
5.35% , 12/07/26 .................. 22 21,987
Barclays plc, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.30%),
5.30%, 08/09/26
(b)
................ 30 29,822
Canadian Imperial Bank of Commerce, 3.95%,
08/04/25 ...................... 5 4,913
Citigroup, Inc.
3.30% , 04/27/25 .................. 19 18,629
4.40% , 06/10/25 .................. 5 4,936
(1-day SOFR + 0.69%), 2.01% , 01/25/26
(b)
28 27,321
(1-day SOFR + 2.84%), 3.11% , 04/08/26
(b)
28 27,384
3.20% , 10/21/26 .................. 21 19,968
Cooperatieve Rabobank UA, 4.85%, 01/09/26 20 19,888
HSBC Holdings plc
4.30% , 03/08/26 .................. 10 9,826
(1-day SOFR + 1.43%), 3.00% , 03/10/26
(b)
11 10,769
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29
(b)
.................... 50 48,264
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(b)
.................... 30 27,930
Huntington Bancshares, Inc., (1-day SOFR +
2.02%), 6.21%, 08/21/29
(b)
........... 20 20,387
Intesa Sanpaolo SpA
(a)
5.71% , 01/15/26 .................. 2 1,981
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(b)
.................... 2 1,502
JPMorgan Chase & Co.
(b)
(3-mo. CME Term SOFR + 1.59%), 2.01% ,
03/13/26 ..................... 3 2,915
(1-day SOFR + 1.85%), 2.08% , 04/22/26 . 9 8,717
(1-day SOFR + 1.32%), 4.08% , 04/26/26 . 28 27,591
(1-day SOFR + 0.80%), 1.05% , 11/19/26 . 15 14,044
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 4 3,842
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 19 18,753
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30 ..................... 18 16,733
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 17 14,953
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 18 14,571
KeyBank NA, 4.70%, 01/26/26 .......... 20 19,558
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 4.72%, 08/11/26
(b)
........... 20 19,756
M&T Bank Corp., (1-day SOFR + 2.26%),
6.08%, 03/13/32
(b)
................ 25 24,796
Mitsubishi UFJ Financial Group, Inc., 3.78%,
03/02/25 ...................... 45 44,374
PNC Financial Services Group, Inc. (The)
(b)
(1-day SOFR + 1.84%), 5.58% , 06/12/29 . 26 26,172
(SOFR Index + 2.14%), 6.04% , 10/28/33 . 15 15,393
Royal Bank of Canada
4.88% , 01/12/26 .................. 10 9,930
5.20% , 07/20/26 .................. 20 19,968
Sumitomo Mitsui Financial Group, Inc., 5.88%,
07/13/26 ...................... 40 40,380
Toronto-Dominion Bank (The)
3.77% , 06/06/25 .................. 5 4,914
5.53% , 07/17/26 .................. 29 29,079
Truist Financial Corp., 4.00%, 05/01/25 .... 25 24,630
US Bancorp, Series J, (3-mo. CME Term SOFR
+ 3.18%), 5.30%
(b) (c)
............... 20 19,123

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
3.55% , 09/29/25 .................. USD 25 $ 24,376
3.00% , 04/22/26 .................. 20 19,145
(1-day SOFR + 1.32%), 3.91% , 04/25/26
(b)
18 17,708
3.00% , 10/23/26 .................. 10 9,484
(3-mo. CME Term SOFR + 1.43%), 3.20% ,
06/17/27
(b)
.................... 20 19,128
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(b)
.................... 15 13,215
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(b)
16 15,311
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(b)
7 6,889
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(b)
15 14,870
Wells Fargo Bank NA, 5.25%, 12/11/26 .... 20 20,010
Westpac Banking Corp.
5.51% , 11/17/25 .................. 15 15,057
2.85% , 05/13/26 .................. 17 16,262
1,139,082
Beverages — 0.6%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 13 12,275
Anheuser-Busch InBev Worldwide, Inc., 8.20%,
01/15/39 ...................... 5 6,332
Coca-Cola Co. (The), 2.75%, 06/01/60 ..... 24 14,408
Constellation Brands, Inc., 3.15%, 08/01/29 .. 1 903
Keurig Dr Pepper, Inc., 4.42%, 05/25/25 .... 4 3,960
Molson Coors Beverage Co., 3.00%, 07/15/26 18 17,147
PepsiCo, Inc., 5.25%, 11/10/25 ......... 20 20,053
75,078
Biotechnology — 0.8%
AbbVie, Inc.
2.95% , 11/21/26 .................. 30 28,495
4.50% , 05/14/35 .................. 7 6,561
Amgen, Inc.
3.13% , 05/01/25 .................. 5 4,892
2.60% , 08/19/26 .................. 7 6,624
4.40% , 05/01/45 .................. 6 5,063
Biogen, Inc.
4.05% , 09/15/25 .................. 2 1,964
2.25% , 05/01/30 .................. 19 15,997
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. 8 7,776
5.65% , 12/01/41 .................. 6 6,029
Grifols SA, 4.75%, 10/15/28
(a)
.......... 3 2,610
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 17 13,854
99,865
Broadline Retail — 0.4%
Amazon.com, Inc., 1.00%, 05/12/26 ...... 28 25,930
eBay, Inc., 1.40%, 05/10/26 ........... 9 8,343
GrubHub Holdings, Inc., 5.50%, 07/01/27
(a)
.. 2 1,801
Kohl's Corp., 4.63%, 05/01/31
(d)
......... 2 1,613
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(a)
2 1,926
Nordstrom, Inc., 5.00%, 01/15/44 ........ 5 3,932
43,545
Building Products — 0.1%
Builders FirstSource, Inc., 6.38%, 06/15/32
(a)
. 2 1,993
Carlisle Cos., Inc., 2.75%, 03/01/30 ....... 13 11,324
Fortune Brands Innovations, Inc., 5.88%,
06/01/33 ...................... 5 5,036
18,353
Capital Markets — 4.0%
AerCap Ireland Capital DAC, 2.45%, 10/29/26 15 13,957
Ares Capital Corp.
3.88% , 01/15/26 .................. 15 14,467
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.88% , 06/15/28 .................. USD 20 $ 17,777
Bank of New York Mellon Corp. (The), 0.75%,
01/28/26 ...................... 14 12,999
Blackstone Private Credit Fund, 4.70%,
03/24/25 ...................... 8 7,914
Blackstone Secured Lending Fund
3.63% , 01/15/26 .................. 14 13,423
2.85% , 09/30/28 .................. 6 5,267
Blue Owl Capital Corp.
3.40% , 07/15/26 .................. 19 17,888
2.88% , 06/11/28 .................. 18 15,924
Blue Owl Finance LLC, 6.25%, 04/18/34
(a)
... 15 15,104
Charles Schwab Corp. (The)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.97%),
5.38%
(b) (c)
..................... 2 1,968
1.15% , 05/13/26 .................. 18 16,634
Coinbase Global, Inc., 3.38%, 10/01/28
(a)
... 4 3,418
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(a)
................ 4 3,747
Deutsche Bank AG, (1-day SOFR + 3.19%),
6.12%, 07/14/26
(b)
................ 15 15,018
FS KKR Capital Corp.
3.40% , 01/15/26 .................. 8 7,610
3.13% , 10/12/28 .................. 20 17,366
Goldman Sachs BDC, Inc., 2.88%, 01/15/26 . 10 9,526
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(b)
25 25,017
3.85% , 01/26/27 .................. 25 24,138
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(b)
.................... 2 1,889
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(b)
.................... 17 16,296
Golub Capital BDC, Inc.
2.50% , 08/24/26 .................. 10 9,206
6.00% , 07/15/29 .................. 5 4,897
LPL Holdings, Inc.
6.75% , 11/17/28 .................. 12 12,549
6.00% , 05/20/34 .................. 5 5,016
Morgan Stanley
4.00% , 07/23/25 .................. 10 9,838
5.00% , 11/24/25 .................. 40 39,686
6.25% , 08/09/26 .................. 34 34,647
3.59% , 07/22/28
(b)
................. 19 18,025
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(b)
.................... 15 14,217
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(b)
.................... 10 9,632
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(b)
15 13,054
(1-day SOFR + 3.12%), 3.62% , 04/01/31
(b)
15 13,692
Nasdaq, Inc., 3.85%, 06/30/26 .......... 2 1,942
Nomura Holdings, Inc., 5.10%, 07/03/25 .... 10 9,923
TPG Operating Group II LP, 5.88%, 03/05/34 . 10 9,979
UBS AG, 5.65%, 09/11/28 ............ 10 10,180
493,830
Chemicals — 0.8%
Celanese US Holdings LLC, 1.40%, 08/05/26 . 8 7,304
CVR Partners LP, 6.13%, 06/15/28
(a)
...... 2 1,912
Dow Chemical Co. (The), 5.55%, 11/30/48 .. 6 5,749
DuPont de Nemours, Inc.
4.49% , 11/15/25 .................. 5 4,936
5.32% , 11/15/38 .................. 6 6,040
Eastman Chemical Co.
5.75% , 03/08/33 .................. 3 3,023

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.63% , 02/20/34 .................. USD 15 $ 14,915
Huntsman International LLC, 4.50%, 05/01/29 9 8,494
LSB Industries, Inc., 6.25%, 10/15/28
(a)
.... 2 1,925
LYB International Finance BV, 4.88%, 03/15/44 6 5,224
LYB International Finance III LLC
1.25% , 10/01/25 .................. 15 14,145
5.63% , 05/15/33 .................. 3 3,046
5.50% , 03/01/34 .................. 10 9,879
Rain Carbon, Inc., 12.25%, 09/01/29
(a) (e)
.... 2 2,133
Sherwin-Williams Co. (The), 4.25%, 08/08/25 . 7 6,900
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
..................... 3 2,662
Tronox, Inc., 4.63%, 03/15/29
(a)
......... 4 3,630
101,917
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The)
(a)
4.13% , 08/01/29 .................. 2 1,817
4.88% , 07/15/32 .................. 2 1,805
APX Group, Inc.
(a)
6.75% , 02/15/27 .................. 2 1,993
5.75% , 07/15/29 .................. 2 1,898
Deluxe Corp., 8.00%, 06/01/29
(a)
........ 2 1,866
GEO Group, Inc. (The), 10.25%, 04/15/31
(a)
.. 2 2,105
GFL Environmental, Inc., 3.50%, 09/01/28
(a)
.. 2 1,818
Prime Security Services Borrower LLC
(a)
5.75% , 04/15/26 .................. 3 2,979
6.25% , 01/15/28 .................. 2 1,963
Steelcase, Inc., 5.13%, 01/18/29 ........ 2 1,889
20,133
Communications Equipment — 0.3%
Cisco Systems, Inc., 2.50%, 09/20/26 ..... 17 16,112
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 11 10,686
2.30% , 11/15/30 .................. 3 2,498
2.75% , 05/24/31 .................. 5 4,212
33,508
Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27 ............ 3 2,921
Quanta Services, Inc., 2.90%, 10/01/30 .... 17 14,827
17,748
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 07/01/31 ..... 12 10,005
Consumer Finance — 2.5%
American Express Co.
(b)
(1-day SOFR + 1.00%), 4.99% , 05/01/26 . 16 15,894
(1-day SOFR + 0.75%), 5.65% , 04/23/27 . 25 25,087
American Honda Finance Corp.
5.80% , 10/03/25 .................. 23 23,132
5.25% , 07/07/26 .................. 2 2,002
Capital One Financial Corp.
4.25% , 04/30/25 .................. 14 13,821
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(b)
13 13,268
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(b)
15 16,405
Caterpillar Financial Services Corp., 4.35%,
05/15/26 ...................... 22 21,696
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
. 2 2,112
FirstCash, Inc.
(a)
4.63% , 09/01/28 .................. 2 1,875
5.63% , 01/01/30 .................. 2 1,895
Ford Motor Credit Co. LLC
6.95% , 03/06/26 .................. 30 30,485
4.27% , 01/09/27 .................. 15 14,414
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
6.05% , 10/10/25 .................. USD 10 $ 10,050
5.40% , 04/06/26 .................. 30 29,901
goeasy Ltd., 9.25%, 12/01/28
(a)
......... 2 2,118
John Deere Capital Corp.
4.05% , 09/08/25 .................. 2 1,971
4.50% , 01/08/27 .................. 21 20,764
OneMain Finance Corp., 7.13%, 03/15/26 ... 4 4,059
PACCAR Financial Corp., 4.95%, 10/03/25 .. 2 1,992
PROG Holdings, Inc., 6.00%, 11/15/29
(a)
.... 3 2,813
SLM Corp.
4.20% , 10/29/25 .................. 2 1,948
3.13% , 11/02/26 .................. 2 1,853
Synchrony Financial
4.50% , 07/23/25 .................. 10 9,814
7.25% , 02/02/33 .................. 2 2,006
Toyota Motor Credit Corp.
3.95% , 06/30/25 .................. 10 9,861
5.60% , 09/11/25 .................. 14 14,055
5.40% , 11/20/26 .................. 21 21,113
316,404
Consumer Staples Distribution & Retail — 0.5%
Dollar General Corp., 5.45%, 07/05/33
(e)
.... 15 14,852
Dollar Tree, Inc.
4.00% , 05/15/25 .................. 2 1,971
4.20% , 05/15/28 .................. 15 14,377
Sysco Corp.
5.95% , 04/01/30 .................. 10 10,379
6.60% , 04/01/50 .................. 7 7,801
Walmart, Inc.
3.55% , 06/26/25 .................. 10 9,824
3.90% , 09/09/25 .................. 2 1,971
2.65% , 09/22/51 .................. 11 6,893
68,068
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
3.63% , 04/28/26 .................. 17 16,363
5.63% , 05/26/33 .................. 3 3,028
Amcor Flexibles North America, Inc., 2.69%,
05/25/31 ...................... 13 10,857
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(a)
................ 4 3,302
Graham Packaging Co., Inc., 7.13%, 08/15/28
(a)
2 1,885
35,435
Distributors — 0.1%
LKQ Corp.
5.75% , 06/15/28 .................. 10 10,099
6.25% , 06/15/33 .................. 4 4,110
14,209
Diversified REITs — 0.5%
Digital Realty Trust LP
3.70% , 08/15/27 .................. 5 4,760
5.55% , 01/15/28 .................. 4 4,024
3.60% , 07/01/29 .................. 2 1,841
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 10 8,799
2.00% , 08/15/31 .................. 6 4,709
4.15% , 04/15/32 .................. 5 4,550
Simon Property Group LP, 3.25%, 11/30/26 .. 13 12,404
VICI Properties LP
4.75% , 02/15/28 .................. 20 19,402

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.95% , 02/15/30 .................. USD 3 $ 2,874
63,363
Diversified Telecommunication Services — 1.3%
AT&T, Inc.
5.54% , 02/20/26 .................. 2 2,000
1.70% , 03/25/26 .................. 21 19,659
CCO Holdings LLC
4.75% , 02/01/32
(a)
................. 5 4,026
4.50% , 05/01/32 .................. 3 2,380
4.50% , 06/01/33
(a)
................. 7 5,402
4.25% , 01/15/34
(a)
................. 3 2,235
Consolidated Communications, Inc., 6.50%,
10/01/28
(a)
..................... 3 2,535
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 24 27,988
Frontier Communications Holdings LLC, 6.75%,
05/01/29
(a)
..................... 7 6,389
Orange SA, 9.00%, 03/01/31
(d)
.......... 10 11,960
Sprint Capital Corp.
6.88% , 11/15/28 .................. 10 10,560
8.75% , 03/15/32 .................. 12 14,344
TELUS Corp., 3.40%, 05/13/32 ......... 15 12,976
Uniti Group LP, 6.50%, 02/15/29
(a)
........ 2 1,388
Verizon Communications, Inc.
0.85% , 11/20/25 .................. 10 9,372
1.45% , 03/20/26 .................. 5 4,671
4.13% , 03/16/27 .................. 9 8,765
4.40% , 11/01/34 .................. 8 7,377
4.27% , 01/15/36 .................. 4 3,604
157,631
Electric Utilities — 3.2%
American Electric Power Co., Inc.
5.70% , 08/15/25 .................. 14 14,004
5.63% , 03/01/33 .................. 10 9,935
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 3.88% ,
02/15/62
(b)
.................... 20 18,220
CenterPoint Energy Houston Electric LLC,
4.95%, 04/01/33 ................. 5 4,862
DTE Electric Co., 5.20%, 04/01/33 ....... 2 1,992
Duke Energy Carolinas LLC
2.55% , 04/15/31 .................. 4 3,390
2.85% , 03/15/32 .................. 10 8,509
4.95% , 01/15/33 .................. 10 9,778
3.20% , 08/15/49 .................. 12 8,045
Duke Energy Corp., 2.45%, 06/01/30 ...... 1 853
Duke Energy Florida LLC, 5.88%, 11/15/33 .. 12 12,469
Duke Energy Indiana LLC
2.75% , 04/01/50 .................. 4 2,417
5.40% , 04/01/53 .................. 7 6,630
Duke Energy Progress LLC, 2.00%, 08/15/31 . 6 4,869
Edison International, 4.70%, 08/15/25 ..... 17 16,784
Entergy Corp., 1.90%, 06/15/28 ......... 10 8,750
Entergy Louisiana LLC
4.00% , 03/15/33 .................. 8 7,213
4.20% , 09/01/48 .................. 3 2,373
5.70% , 03/15/54 .................. 10 9,849
Fortis, Inc., 3.06%, 10/04/26 ........... 19 17,972
Georgia Power Co., 5.00%, 02/23/27 ...... 13 12,973
Kentucky Utilities Co., 3.30%, 06/01/50 .... 3 2,031
NextEra Energy Capital Holdings, Inc., 5.75%,
09/01/25 ...................... 30 30,051
NRG Energy, Inc.
5.75% , 01/15/28 .................. 5 4,904
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.88% , 02/15/32
(a)
................. USD 3 $ 2,568
Oncor Electric Delivery Co. LLC
4.55% , 09/15/32 .................. 6 5,697
5.65% , 11/15/33 .................. 10 10,223
3.10% , 09/15/49 .................. 3 1,999
Pacific Gas & Electric Co.
4.95% , 06/08/25 .................. 10 9,909
3.15% , 01/01/26 .................. 2 1,922
6.10% , 01/15/29 .................. 12 12,248
4.55% , 07/01/30 .................. 1 944
5.90% , 06/15/32 .................. 4 4,028
6.15% , 01/15/33 .................. 7 7,140
6.40% , 06/15/33 .................. 4 4,152
PG&E Corp., 5.00%, 07/01/28
(e)
......... 4 3,834
PPL Electric Utilities Corp.
5.00% , 05/15/33 .................. 15 14,712
5.25% , 05/15/53 .................. 10 9,536
Public Service Electric & Gas Co.
3.10% , 03/15/32 .................. 3 2,593
4.65% , 03/15/33 .................. 15 14,373
Southern California Edison Co.
5.95% , 11/01/32 .................. 11 11,361
5.20% , 06/01/34 .................. 10 9,735
5.88% , 12/01/53 .................. 5 4,992
Southern Co. (The)
Series A , 3.70% , 04/30/30 ............ 1 922
4.40% , 07/01/46 .................. 9 7,554
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.73%),
4.00% , 01/15/51
(b)
............... 16 15,429
Series 21-A , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.92%), 3.75% , 09/15/51
(b)
......... 10 9,307
Union Electric Co.
2.63% , 03/15/51 .................. 3 1,780
5.45% , 03/15/53 .................. 4 3,849
Vistra Operations Co. LLC, 5.50%, 09/01/26
(a)
2 1,967
Wisconsin Public Service Corp., 5.35%,
11/10/25 ...................... 10 9,999
401,646
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
..... 2 1,854
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc., 5.88%, 04/10/34 .... 5 4,907
CDW LLC
2.67% , 12/01/26 .................. 18 16,735
3.28% , 12/01/28 .................. 5 4,501
3.57% , 12/01/31 .................. 14 12,090
Flex Ltd., 3.75%, 02/01/26 ............ 6 5,807
TD SYNNEX Corp.
1.75% , 08/09/26 .................. 5 4,595
2.38% , 08/09/28 .................. 5 4,418
6.10% , 04/12/34 .................. 7 7,055
Trimble, Inc., 6.10%, 03/15/33 .......... 12 12,367
72,475
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(a)
.... 2 2,008
USA Compression Partners LP, 6.88%,
09/01/27 ...................... 2 2,000
Weatherford International Ltd., 8.63%,
04/30/30
(a)
..................... 3 3,102
7,110

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
Live Nation Entertainment, Inc., 6.50%,
05/15/27
(a)
..................... USD 3 $ 3,016
ROBLOX Corp., 3.88%, 05/01/30
(a)
....... 3 2,614
Take-Two Interactive Software, Inc., 4.95%,
03/28/28 ...................... 13 12,851
Walt Disney Co. (The)
1.75% , 01/13/26 .................. 17 16,088
6.65% , 11/15/37 .................. 2 2,236
36,805
Financial Services — 1.0%
Berkshire Hathaway, Inc., 3.13%, 03/15/26 .. 7 6,770
Block Financial LLC, 5.25%, 10/01/25 ..... 10 9,923
Burford Capital Global Finance LLC
(a)
6.88% , 04/15/30 .................. 2 1,957
9.25% , 07/01/31 .................. 2 2,099
Fiserv, Inc., 3.85%, 06/01/25 ........... 10 9,820
Global Payments, Inc., 2.15%, 01/15/27 .... 12 11,066
LD Holdings Group LLC
(a)
6.50% , 11/01/25 .................. 2 1,925
6.13% , 04/01/28 .................. 5 3,479
National Rural Utilities Cooperative Finance
Corp., 5.45%, 10/30/25 ............. 15 14,990
Nationstar Mortgage Holdings, Inc.
(a)
5.13% , 12/15/30 .................. 2 1,815
5.75% , 11/15/31 .................. 2 1,849
PennyMac Financial Services, Inc.
(a)
5.38% , 10/15/25 .................. 2 1,983
5.75% , 09/15/31 .................. 2 1,839
Permian Resources Operating LLC, 8.00%,
04/15/27
(a)
..................... 2 2,052
Radian Group, Inc., 6.20%, 05/15/29 ...... 10 10,058
Rocket Mortgage LLC, 3.88%, 03/01/31
(a)
... 3 2,593
Shell International Finance BV
3.25% , 05/11/25 .................. 5 4,905
2.50% , 09/12/26 .................. 2 1,891
United Wholesale Mortgage LLC
(a)
5.75% , 06/15/27 .................. 2 1,935
5.50% , 04/15/29 .................. 2 1,878
Visa, Inc.
3.15% , 12/14/25 .................. 11 10,682
2.00% , 08/15/50 .................. 26 14,477
119,986
Food Products — 0.7%
Conagra Brands, Inc.
4.60% , 11/01/25 .................. 5 4,933
1.38% , 11/01/27 .................. 7 6,127
4.85% , 11/01/28 .................. 5 4,889
5.30% , 11/01/38 .................. 12 11,234
General Mills, Inc., 4.00%, 04/17/25 ...... 5 4,935
Kraft Heinz Foods Co., 3.00%, 06/01/26 .... 2 1,914
Pilgrim's Pride Corp., 6.25%, 07/01/33 ..... 20 20,210
Tyson Foods, Inc.
3.55% , 06/02/27 .................. 18 17,120
5.70% , 03/15/34 .................. 10 9,941
81,303
Gas Utilities — 0.4%
AmeriGas Partners LP
5.75% , 05/20/27 .................. 2 1,907
9.38% , 06/01/28
(a)
................. 2 2,050
National Fuel Gas Co.
5.50% , 01/15/26 .................. 16 15,932
2.95% , 03/01/31 .................. 3 2,502
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Southern California Gas Co.
2.95% , 04/15/27 .................. USD 15 $ 14,116
5.20% , 06/01/33 .................. 4 3,962
5.60% , 04/01/54 .................. 5 4,880
Superior Plus LP, 4.50%, 03/15/29
(a)
...... 5 4,549
49,898
Ground Transportation — 0.3%
Canadian Pacific Railway Co., 3.70%, 02/01/26 13 12,611
NESCO Holdings II, Inc., 5.50%, 04/15/29
(a)
.. 4 3,667
Ryder System, Inc., 3.35%, 09/01/25 ...... 5 4,861
Union Pacific Corp., 3.75%, 07/15/25 ...... 10 9,828
30,967
Health Care Equipment & Supplies — 0.8%
Bausch + Lomb Corp., 8.38%, 10/01/28
(a)
... 4 4,070
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30 .. 13 11,325
Embecta Corp., 5.00%, 02/15/30
(a)
....... 2 1,654
Smith & Nephew plc, 2.03%, 10/14/30 ..... 19 15,567
Solventum Corp., 5.60%, 03/23/34
(a)
...... 35 34,385
STERIS Irish FinCo Unlimited Co., 2.70%,
03/15/31 ...................... 6 5,073
Stryker Corp., 1.15%, 06/15/25 ......... 13 12,438
Zimmer Biomet Holdings, Inc.
3.55% , 04/01/25 .................. 2 1,965
2.60% , 11/24/31 .................. 9 7,457
93,934
Health Care Providers & Services — 1.8%
Cencora, Inc., 2.70%, 03/15/31 ......... 16 13,574
Centene Corp.
2.45% , 07/15/28 .................. 18 15,871
4.63% , 12/15/29 .................. 1 942
3.38% , 02/15/30 .................. 8 7,043
Cigna Group (The)
1.25% , 03/15/26 .................. 19 17,674
4.80% , 07/15/46 .................. 13 11,459
CVS Health Corp.
3.88% , 07/20/25 .................. 10 9,813
5.00% , 02/20/26 .................. 10 9,904
DaVita, Inc.
(a)
4.63% , 06/01/30 .................. 3 2,688
3.75% , 02/15/31 .................. 2 1,678
Elevance Health, Inc., 4.65%, 01/15/43 .... 4 3,535
HCA, Inc.
3.13% , 03/15/27 .................. 18 16,959
3.38% , 03/15/29 .................. 10 9,130
4.13% , 06/15/29 .................. 17 16,017
3.63% , 03/15/32 .................. 15 13,107
Humana, Inc.
5.88% , 03/01/33 .................. 10 10,131
4.95% , 10/01/44 .................. 4 3,496
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ...................... 2 1,852
UnitedHealth Group, Inc.
3.75% , 07/15/25 .................. 10 9,837
1.15% , 05/15/26 .................. 16 14,820
Universal Health Services, Inc.
1.65% , 09/01/26 .................. 26 23,720
2.65% , 10/15/30 .................. 15 12,644
225,894
Health Care REITs — 0.3%
Ventas Realty LP, 4.40%, 01/15/29 ....... 8 7,652
Welltower OP LLC
4.25% , 04/15/28 .................. 20 19,248
3.10% , 01/15/30 .................. 12 10,704

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.85% , 06/15/32 .................. USD 2 $ 1,796
39,400
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 17 17,405
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts LP
Series F , 4.50% , 02/01/26 ............ 7 6,849
Series I , 3.50% , 09/15/30 ............ 13 11,469
5.70% , 07/01/34 .................. 5 4,901
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
..................... 3 2,940
RLJ Lodging Trust LP
(a)
3.75% , 07/01/26 .................. 2 1,889
4.00% , 09/15/29 .................. 2 1,750
XHR LP, 4.88%, 06/01/29
(a)
............ 2 1,842
31,640
Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc., 8.25%, 07/15/30
(a)
. 2 2,087
Carnival Corp.
(a)
6.00% , 05/01/29 .................. 4 3,909
10.50% , 06/01/30 ................. 2 2,174
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 4 4,111
Genting New York LLC, 3.30%, 02/15/26
(a)
.. 2 1,905
GLP Capital LP
5.30% , 01/15/29 .................. 8 7,830
3.25% , 01/15/32 .................. 16 13,278
Hilton Grand Vacations Borrower Escrow LLC,
5.00%, 06/01/29
(a)
................ 2 1,847
Las Vegas Sands Corp., 3.90%, 08/08/29 ... 4 3,634
Marriott International, Inc.
5.45% , 09/15/26 .................. 14 14,045
Series FF , 4.63% , 06/15/30 ........... 16 15,415
Series HH , 2.85% , 04/15/31 .......... 6 5,098
McDonald's Corp.
3.30% , 07/01/25 .................. 2 1,956
1.45% , 09/01/25 .................. 21 20,008
4.70% , 12/09/35 .................. 3 2,829
NCL Corp. Ltd., 5.88%, 02/15/27
(a)
....... 3 2,957
NCL Finance Ltd., 6.13%, 03/15/28
(a)
...... 1 979
Resorts World Las Vegas LLC, 4.63%,
04/16/29
(a)
..................... 4 3,593
Royal Caribbean Cruises Ltd.
(a)
4.25% , 07/01/26 .................. 2 1,928
5.50% , 08/31/26 .................. 5 4,926
Starbucks Corp., 2.45%, 06/15/26 ........ 2 1,894
Travel + Leisure Co.
(a)
6.63% , 07/31/26 .................. 2 2,008
4.50% , 12/01/29 .................. 2 1,821
120,232
Household Durables — 0.1%
Brookfield Residential Properties, Inc.
(a)
6.25% , 09/15/27 .................. 2 1,952
4.88% , 02/15/30 .................. 2 1,761
Lennar Corp., 4.75%, 11/29/27 .......... 1 988
NVR, Inc., 3.00%, 05/15/30 ............ 15 13,166
17,867
Household Products — 0.0%
Energizer Holdings, Inc.
(a)
4.75% , 06/15/28 .................. 2 1,845
4.38% , 03/31/29 .................. 3 2,667
4,512
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. USD 12 $ 12,108
5.80% , 03/01/33 .................. 4 4,063
6.13% , 01/15/34 .................. 4 4,163
20,334
Insurance — 1.6%
American International Group, Inc.
5.13% , 03/27/33 .................. 10 9,814
Series A-9 , (3-mo. LIBOR USD + 2.87%),
5.75% , 04/01/48
(b)
............... 8 7,844
Aon Corp., 5.35%, 02/28/33 ........... 9 8,864
Aon Global Ltd., 3.88%, 12/15/25 ........ 15 14,632
Athene Holding Ltd.
4.13% , 01/12/28 .................. 14 13,467
5.88% , 01/15/34 .................. 5 4,988
6.25% , 04/01/54 .................. 10 10,029
Brown & Brown, Inc.
2.38% , 03/15/31 .................. 3 2,454
4.20% , 03/17/32 .................. 5 4,504
Chubb INA Holdings LLC, 3.35%, 05/03/26 .. 2 1,932
CNA Financial Corp.
5.50% , 06/15/33 .................. 4 3,961
5.13% , 02/15/34 .................. 10 9,566
Everest Reinsurance Holdings, Inc., 3.50%,
10/15/50 ...................... 11 7,348
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 4 3,456
5.63% , 08/16/32 .................. 21 20,579
Fidelity National Financial, Inc.
3.40% , 06/15/30 .................. 3 2,651
2.45% , 03/15/31 .................. 3 2,427
First American Financial Corp., 2.40%, 08/15/31 5 3,944
MetLife, Inc., 3.60%, 11/13/25 .......... 2 1,953
Prudential Financial, Inc.
1.50% , 03/10/26 .................. 8 7,490
(3-mo. LIBOR USD + 2.67%), 5.70% ,
09/15/48
(b)
.................... 15 14,698
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(b)
.................... 9 7,739
Reinsurance Group of America, Inc., 5.75%,
09/15/34 ...................... 5 4,973
Willis North America, Inc.
4.65% , 06/15/27 .................. 20 19,581
5.35% , 05/15/33 .................. 15 14,623
203,517
Interactive Media & Services — 0.3%
Alphabet, Inc.
2.00% , 08/15/26 .................. 13 12,210
2.25% , 08/15/60
(e)
................. 27 15,031
ZipRecruiter, Inc., 5.00%, 01/15/30
(a)
...... 5 4,336
31,577
IT Services — 0.3%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 5 5,132
Cogent Communications Group, Inc., 7.00%,
06/15/27
(a)
..................... 2 1,991
Conduent Business Services LLC, 6.00%,
11/01/29
(a)
..................... 2 1,859
International Business Machines Corp., 4.50%,
02/06/26 ...................... 20 19,802
VeriSign, Inc., 2.70%, 06/15/31 ......... 13 10,791
39,575

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 .......... USD 15 $ 14,285
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 . 15 13,217
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a)
... 2 1,999
15,216
Machinery — 0.7%
AGCO Corp., 5.80%, 03/21/34 .......... 10 9,983
CNH Industrial Capital LLC, 1.88%, 01/15/26 . 8 7,546
Illinois Tool Works, Inc., 2.65%, 11/15/26 .... 16 15,142
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 15 15,289
nVent Finance SARL, 5.65%, 05/15/33 ..... 4 3,987
Westinghouse Air Brake Technologies Corp.
3.20% , 06/15/25 .................. 10 9,747
4.70% , 09/15/28
(d)
................. 13 12,714
5.61% , 03/11/34 .................. 10 10,030
84,438
Media — 0.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
..................... 2 1,800
Charter Communications Operating LLC,
4.91%, 07/23/25 ................. 3 2,969
Comcast Corp.
5.25% , 11/07/25 .................. 22 21,998
3.30% , 02/01/27 .................. 16 15,314
DirecTV Financing LLC, 5.88%, 08/15/27
(a)
.. 4 3,756
Fox Corp.
4.71% , 01/25/29 .................. 1 978
6.50% , 10/13/33 .................. 7 7,314
5.48% , 01/25/39 .................. 14 13,247
GCI LLC, 4.75%, 10/15/28
(a)
........... 2 1,816
Hughes Satellite Systems Corp.
5.25% , 08/01/26 .................. 5 3,387
6.63% , 08/01/26 .................. 5 2,037
Nexstar Media, Inc., 4.75%, 11/01/28
(a)
..... 4 3,528
Sirius XM Radio, Inc.
(a)
5.50% , 07/01/29 .................. 4 3,715
4.13% , 07/01/30 .................. 3 2,515
3.88% , 09/01/31 .................. 2 1,597
TEGNA, Inc., 4.63%, 03/15/28 .......... 3 2,717
Warnermedia Holdings, Inc., 6.41%, 03/15/26 16 15,999
104,687
Metals & Mining — 0.6%
ArcelorMittal SA
6.55% , 11/29/27 .................. 4 4,133
6.80% , 11/29/32 .................. 14 14,916
BHP Billiton Finance USA Ltd., 4.88%, 02/27/26 9 8,936
Cleveland-Cliffs, Inc., 5.88%, 06/01/27 ..... 2 1,982
Eldorado Gold Corp., 6.25%, 09/01/29
(a)
.... 2 1,905
Endeavour Mining plc, 5.00%, 10/14/26
(a)
... 2 1,886
First Quantum Minerals Ltd., 8.63%, 06/01/31
(a)
5 4,976
Freeport-McMoRan, Inc.
4.63% , 08/01/30 .................. 3 2,870
5.45% , 03/15/43 .................. 5 4,705
Hecla Mining Co., 7.25%, 02/15/28 ....... 2 2,014
IAMGOLD Corp., 5.75%, 10/15/28
(a)
...... 2 1,877
Mineral Resources Ltd.
(a)
8.13% , 05/01/27 .................. 3 3,031
8.50% , 05/01/30 .................. 2 2,071
Southern Copper Corp.
6.75% , 04/16/40 .................. 6 6,548
5.88% , 04/23/45 .................. 8 7,902
Stillwater Mining Co.
(a)
4.00% , 11/16/26 .................. 2 1,819
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.50% , 11/16/29 .................. USD 2 $ 1,620
SunCoke Energy, Inc., 4.88%, 06/30/29
(a)
... 2 1,797
United States Steel Corp., 6.88%, 03/01/29
(e)
. 2 2,000
76,988
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 ................. 2 1,671
Rithm Capital Corp., 8.00%, 04/01/29 ..... 2 1,947
3,618
Multi-Utilities — 0.7%
Ameren Corp., 3.65%, 02/15/26 ......... 2 1,938
Ameren Illinois Co., 4.95%, 06/01/33 ...... 16 15,572
CenterPoint Energy, Inc., 5.25%, 08/10/26 .. 2 1,992
Consumers Energy Co., 4.63%, 05/15/33 ... 5 4,772
Dominion Energy, Inc., Series D, 2.85%,
08/15/26 ...................... 15 14,207
DTE Energy Co., 4.88%, 06/01/28 ....... 14 13,781
NiSource, Inc., 0.95%, 08/15/25 ......... 5 4,732
San Diego Gas & Electric Co., 2.95%, 08/15/51 9 5,813
Sempra, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.87%), 4.13%,
04/01/52
(b)
..................... 15 13,781
WEC Energy Group, Inc., 4.75%, 01/09/26 .. 9 8,895
85,483
Office REITs — 0.1%
Boston Properties LP, 2.75%, 10/01/26 ..... 13 12,118
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Partners LP, 5.75%,
03/01/27
(a)
..................... 3 2,966
Baytex Energy Corp., 8.50%, 04/30/30
(a)
.... 2 2,086
Boardwalk Pipelines LP
5.95% , 06/01/26 .................. 2 2,008
3.40% , 02/15/31 .................. 2 1,739
3.60% , 09/01/32 .................. 4 3,432
5.63% , 08/01/34 .................. 3 2,937
BP Capital Markets America, Inc., 3.12%,
05/04/26 ...................... 10 9,622
BP Capital Markets plc
(b)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.04%), 4.38% 15 14,667
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 4.88% 15 14,153
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 16 15,872
3.70% , 11/15/29 .................. 3 2,758
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 16 15,205
4.00% , 03/01/31 .................. 3 2,704
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 15 14,444
Chevron Corp.
1.55% , 05/11/25 .................. 5 4,827
2.95% , 05/16/26 .................. 3 2,883
Chevron USA, Inc., 0.69%, 08/12/25 ...... 10 9,503
Civitas Resources, Inc., 8.75%, 07/01/31
(a)
.. 5 5,338
CNX Resources Corp., 7.38%, 01/15/31
(a)
... 2 2,035
Comstock Resources, Inc., 6.75%, 03/01/29
(a)
5 4,771
Delek Logistics Partners LP, 8.63%, 03/15/29
(a)
5 5,113
Diamond Foreign Asset Co., 8.50%, 10/01/30
(a)
2 2,100
Diamondback Energy, Inc., 6.25%, 03/15/33 . 15 15,668
Enbridge, Inc.
5.90% , 11/15/26 .................. 7 7,076
4.25% , 12/01/26 .................. 7 6,814

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(3-mo. CME Term SOFR + 3.68%), 5.50% ,
07/15/77
(b)
.................... USD 7 $ 6,583
(3-mo. CME Term SOFR + 3.90%), 6.25% ,
03/01/78
(b)
.................... 9 8,582
Series 20-A , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.31%), 5.75% , 07/15/80
(b)
......... 2 1,864
Energean plc, 6.50%, 04/30/27
(a)
........ 2 1,885
Energy Transfer LP
3.90% , 07/15/26 .................. 15 14,512
4.95% , 05/15/28 .................. 10 9,830
5.25% , 04/15/29 .................. 18 17,896
6.55% , 12/01/33 .................. 13 13,702
EnLink Midstream Partners LP, 4.15%, 06/01/25 2 1,966
Enterprise Products Operating LLC
4.60% , 01/11/27 .................. 10 9,890
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(b)
............... 17 16,238
EOG Resources, Inc., 4.15%, 01/15/26 .... 2 1,966
EQM Midstream Partners LP, 6.50%, 07/15/48 2 2,001
Exxon Mobil Corp., 3.04%, 03/01/26 ...... 26 25,109
Gulfport Energy Corp., 8.00%, 05/17/26
(a)
... 1 1,014
Harbour Energy plc, 5.50%, 10/15/26
(a)
..... 2 1,958
HF Sinclair Corp., 6.38%, 04/15/27
(a)
...... 3 3,022
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(a)
3 3,044
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 5 4,933
4.30% , 03/01/28 .................. 8 7,758
4.80% , 02/01/33 .................. 12 11,289
5.30% , 12/01/34 .................. 4 3,875
Kosmos Energy Ltd.
(a)
7.13% , 04/04/26 .................. 2 1,962
7.50% , 03/01/28 .................. 2 1,904
Marathon Petroleum Corp., 4.70%, 05/01/25 . 1 991
MPLX LP
4.88% , 06/01/25 .................. 13 12,896
5.00% , 03/01/33 .................. 15 14,253
4.50% , 04/15/38 .................. 6 5,219
New Fortress Energy, Inc., 6.50%, 09/30/26
(a)
. 4 3,765
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a)
.. 2 2,033
Occidental Petroleum Corp.
5.88% , 09/01/25 .................. 8 7,998
5.55% , 03/15/26 .................. 2 1,998
8.88% , 07/15/30 .................. 12 13,747
7.50% , 05/01/31 .................. 6 6,603
ONEOK, Inc.
4.55% , 07/15/28 .................. 13 12,622
3.40% , 09/01/29 .................. 3 2,734
3.10% , 03/15/30 .................. 5 4,431
6.10% , 11/15/32 .................. 5 5,152
6.05% , 09/01/33 .................. 10 10,237
PBF Holding Co. LLC
6.00% , 02/15/28 .................. 2 1,954
7.88% , 09/15/30
(a)
................. 2 2,055
Phillips 66 Co., 3.55%, 10/01/26 ......... 15 14,428
Pioneer Natural Resources Co., 5.10%,
03/29/26 ...................... 15 14,953
Plains All American Pipeline LP
4.65% , 10/15/25 .................. 2 1,975
3.55% , 12/15/29 .................. 4 3,635
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 .................. 17 16,380
4.50% , 05/15/30 .................. 14 13,372
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(a)
................ 2 2,075
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Strathcona Resources Ltd., 6.88%, 08/01/26
(a)
USD 2 $ 1,976
Talos Production, Inc., 9.00%, 02/01/29
(a)
... 14 14,687
Targa Resources Corp., 6.15%, 03/01/29 ... 5 5,150
Targa Resources Partners LP, 4.88%, 02/01/31 16 15,195
TransCanada PipeLines Ltd., 4.25%, 05/15/28 1 962
Transcanada Trust
(b)
Series 16-A , (3-mo. LIBOR USD + 4.64%),
5.88% , 08/15/76 ................ 10 9,773
(3-mo. LIBOR USD + 3.21%), 5.30% ,
03/15/77 ..................... 13 12,079
Tullow Oil plc, 10.25%, 05/15/26
(a)
........ 4 3,859
Valero Energy Corp., 6.63%, 06/15/37 ..... 12 12,820
Williams Cos., Inc. (The)
4.00% , 09/15/25 .................. 2 1,960
3.75% , 06/15/27 .................. 3 2,868
600,339
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(a)
.......... 3 2,848
American Airlines, Inc., 7.25%, 02/15/28
(a)
... 3 2,996
Delta Air Lines, Inc., 4.38%, 04/19/28 ...... 2 1,923
United Airlines, Inc., 4.63%, 04/15/29
(a) (e)
.... 4 3,697
11,464
Personal Care Products — 0.1%
Coty, Inc.
(a)
5.00% , 04/15/26 .................. 2 1,970
4.75% , 01/15/29 .................. 2 1,883
Haleon US Capital LLC, 3.38%, 03/24/27 ... 13 12,373
16,226
Pharmaceuticals — 1.4%
Astrazeneca Finance LLC, 1.20%, 05/28/26 .. 7 6,476
AstraZeneca plc
3.38% , 11/16/25 .................. 5 4,872
6.45% , 09/15/37 .................. 11 12,200
Bausch Health Americas, Inc., 8.50%,
01/31/27
(a)
..................... 4 2,898
Bausch Health Cos., Inc.
(a)
6.13% , 02/01/27 .................. 6 4,982
5.75% , 08/15/27 .................. 2 1,580
Bristol-Myers Squibb Co., 4.90%, 02/22/27 .. 12 11,961
Elanco Animal Health, Inc., 6.65%, 08/28/28
(d)
2 2,016
Eli Lilly & Co., 2.25%, 05/15/50 ......... 26 14,992
Johnson & Johnson
2.25% , 09/01/50 .................. 20 11,782
2.45% , 09/01/60 .................. 21 11,725
Novartis Capital Corp., 3.00%, 11/20/25 .... 2 1,943
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/26 ...................... 17 16,763
Pfizer, Inc.
0.80% , 05/28/25 .................. 2 1,913
2.75% , 06/03/26 .................. 6 5,741
Royalty Pharma plc
1.20% , 09/02/25 .................. 19 17,989
3.30% , 09/02/40 .................. 10 7,242
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 15 14,318
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 .. 19 18,329
Zoetis, Inc.
5.40% , 11/14/25 .................. 2 1,999
4.70% , 02/01/43 .................. 2 1,786
173,507
Professional Services — 0.5%
Broadridge Financial Solutions, Inc.
2.90% , 12/01/29 .................. 10 8,824

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
2.60% , 05/01/31 .................. USD 12 $ 10,033
Equifax, Inc.
5.10% , 12/15/27 .................. 12 11,900
2.35% , 09/15/31 .................. 10 8,173
Jacobs Engineering Group, Inc.
6.35% , 08/18/28 .................. 14 14,362
5.90% , 03/01/33 .................. 4 3,975
57,267
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.95%, 08/15/34 ..... 15 15,124
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(a)
................ 5 4,972
Howard Hughes Corp. (The)
(a)
4.13% , 02/01/29 .................. 3 2,666
4.38% , 02/01/31 .................. 2 1,706
24,468
Residential REITs — 0.2%
American Homes 4 Rent LP
3.63% , 04/15/32 .................. 5 4,332
5.50% , 02/01/34 .................. 5 4,895
AvalonBay Communities, Inc., 3.50%, 11/15/25 2 1,952
Sun Communities Operating LP
2.70% , 07/15/31 .................. 13 10,680
4.20% , 04/15/32 .................. 5 4,461
26,320
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85% , 02/01/25 .................. 10 9,861
4.13% , 05/15/29 .................. 12 11,254
4.05% , 07/01/30 .................. 6 5,523
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(a)
..................... 4 3,927
Realty Income Corp., 4.45%, 09/15/26 ..... 13 12,734
43,299
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc.
3.15% , 11/15/25 .................. 10 9,669
4.00% , 04/15/29
(a)
................. 8 7,568
4.75% , 04/15/29 .................. 8 7,850
4.15% , 11/15/30 .................. 10 9,364
3.42% , 04/15/33
(a)
................. 1 855
Intel Corp., 3.75%, 03/25/27 ........... 15 14,480
Marvell Technology, Inc.
2.95% , 04/15/31 .................. 13 11,131
5.95% , 09/15/33 .................. 4 4,104
Microchip Technology, Inc., 4.25%, 09/01/25 . 2 1,968
Micron Technology, Inc.
6.75% , 11/01/29 .................. 5 5,305
4.66% , 02/15/30 .................. 13 12,550
NXP BV
4.30% , 06/18/29 .................. 29 27,734
3.40% , 05/01/30 .................. 2 1,803
Skyworks Solutions, Inc.
1.80% , 06/01/26 .................. 5 4,631
3.00% , 06/01/31 .................. 3 2,510
121,522
Software — 1.5%
Microsoft Corp.
3.13% , 11/03/25 .................. 8 7,786
2.40% , 08/08/26 .................. 15 14,214
3.30% , 02/06/27 .................. 10 9,625
2.68% , 06/01/60 .................. 22 13,292
Security
Par (000)
Par (000) Value
Software (continued)
3.04% , 03/17/62 .................. USD 28 $ 18,267
MicroStrategy, Inc., 6.13%, 06/15/28
(a)
..... 3 2,868
Oracle Corp.
1.65% , 03/25/26 .................. 8 7,484
2.80% , 04/01/27 .................. 18 16,849
3.25% , 11/15/27 .................. 16 15,033
2.95% , 04/01/30 .................. 9 7,948
4.30% , 07/08/34 .................. 15 13,592
3.90% , 05/15/35 .................. 2 1,732
5.38% , 07/15/40 .................. 17 16,158
Roper Technologies, Inc., 1.00%, 09/15/25 .. 10 9,443
VMware LLC
1.40% , 08/15/26 .................. 14 12,821
3.90% , 08/21/27 .................. 15 14,336
4.70% , 05/15/30 .................. 5 4,806
186,254
Specialized REITs — 0.9%
American Tower Corp.
2.75% , 01/15/27 .................. 26 24,390
3.80% , 08/15/29 .................. 17 15,732
Crown Castle, Inc.
4.45% , 02/15/26 .................. 5 4,910
3.80% , 02/15/28 .................. 15 14,151
CubeSmart LP, 2.25%, 12/15/28 ......... 5 4,380
Equinix, Inc.
1.45% , 05/15/26 .................. 13 12,019
3.20% , 11/18/29 .................. 6 5,375
2.15% , 07/15/30 .................. 10 8,292
Extra Space Storage LP
3.50% , 07/01/26 .................. 2 1,918
5.70% , 04/01/28 .................. 10 10,108
Iron Mountain, Inc., 5.63%, 07/15/32
(a)
..... 2 1,866
Weyerhaeuser Co., 4.00%, 11/15/29 ...... 10 9,356
112,497
Specialty Retail — 0.7%
AutoZone, Inc., 6.55%, 11/01/33 ......... 4 4,296
Bath & Body Works, Inc.
6.88% , 11/01/35 .................. 7 7,060
6.75% , 07/01/36 .................. 2 1,990
Dick's Sporting Goods, Inc., 3.15%, 01/15/32 . 30 25,282
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(a)
... 2 2,121
Gap, Inc. (The)
(a)
3.63% , 10/01/29 .................. 4 3,462
3.88% , 10/01/31 .................. 2 1,660
Home Depot, Inc. (The), 2.50%, 04/15/27 ... 22 20,588
Lowe's Cos., Inc.
4.00% , 04/15/25 .................. 10 9,869
3.35% , 04/01/27 .................. 3 2,859
Ross Stores, Inc., 4.60%, 04/15/25 ....... 1 991
Upbound Group, Inc., 6.38%, 02/15/29
(a)
.... 2 1,928
82,106
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.
3.20% , 05/13/25 .................. 12 11,769
3.25% , 02/23/26 .................. 10 9,710
2.05% , 09/11/26 .................. 19 17,811
2.55% , 08/20/60 .................. 24 14,381
Dell International LLC
6.02% , 06/15/26 .................. 7 7,063
4.90% , 10/01/26 .................. 20 19,774
Hewlett Packard Enterprise Co., 1.75%,
04/01/26 ...................... 15 14,043

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.
3.40% , 06/17/30 .................. USD 2 $ 1,811
4.20% , 04/15/32 .................. 7 6,472
5.50% , 01/15/33
(e)
................. 9 9,002
6.00% , 09/15/41 .................. 6 6,143
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 2 1,686
Western Digital Corp., 4.75%, 02/15/26 .... 6 5,870
125,535
Tobacco — 1.0%
Altria Group, Inc.
2.35% , 05/06/25 .................. 15 14,553
4.80% , 02/14/29 .................. 1 981
3.40% , 05/06/30 .................. 2 1,798
6.88% , 11/01/33 .................. 4 4,311
5.80% , 02/14/39 .................. 12 11,902
5.38% , 01/31/44 .................. 8 7,602
BAT Capital Corp.
4.91% , 04/02/30 .................. 8 7,769
6.34% , 08/02/30 .................. 2 2,085
2.73% , 03/25/31 .................. 8 6,724
7.75% , 10/19/32 .................. 4 4,516
6.42% , 08/02/33 .................. 2 2,089
Philip Morris International, Inc.
5.00% , 11/17/25 .................. 10 9,944
5.63% , 11/17/29 .................. 1 1,019
5.75% , 11/17/32 .................. 2 2,041
5.38% , 02/15/33 .................. 7 6,942
6.38% , 05/16/38 .................. 12 12,886
Reynolds American, Inc.
4.45% , 06/12/25 .................. 5 4,939
5.70% , 08/15/35 .................. 4 3,923
5.85% , 08/15/45 .................. 11 10,241
Vector Group Ltd., 5.75%, 02/01/29
(a)
...... 4 3,670
119,935
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38% , 07/01/25 .................. 10 9,755
2.20% , 01/15/27 .................. 15 13,797
Fortress Transportation & Infrastructure
Investors LLC, 5.50%, 05/01/28
(a)
...... 3 2,900
United Rentals North America, Inc., 4.88%,
01/15/28 ...................... 2 1,925
28,377
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 3.80%, 03/15/32 18 15,976
T-Mobile USA, Inc.
3.50% , 04/15/25 .................. 5 4,906
1.50% , 02/15/26 .................. 3 2,807
2.25% , 02/15/26 .................. 5 4,734
3.75% , 04/15/27 .................. 10 9,590
2.40% , 03/15/29 .................. 2 1,762
3.88% , 04/15/30 .................. 17 15,801
2.55% , 02/15/31 .................. 15 12,648
4.38% , 04/15/40 .................. 3 2,608
3.60% , 11/15/60 .................. 16 10,767
81,599
Total Corporate Bonds — 54 .5%
(Cost: $ 6,798,223 ) ............................... 6,773,296
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.5%
BANK, Series 2017-BNK7, Class A5, 3.44%,
09/15/60 ....................... USD 40 $ 37,488
Commercial Mortgage Trust, Series 2019-
GC44, Class ASB, 2.87%, 08/15/57 ..... 50 46,476
GS Mortgage Securities Trust, Series 2020-
GC45, Class A5, 2.91%, 02/13/53 ...... 75 65,581
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class A4, 3.72%,
07/15/50 ....................... 25 24,419
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.79%, 12/15/49 10 9,575
183,539
Total Non-Agency Mortgage-Backed Securities — 1 .5%
(Cost: $ 212,471 ) ................................. 183,539
Preferred Securities
Capital Trusts — 0 .7%
Banks — 0.1%
Wells Fargo & Co. , Series BB , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.45%), 3.90%
(b) (c)
.......... 15 14,177
Capital Markets — 0.2%
(b)(c)
Bank of New York Mellon Corp. (The) , Series F ,
(3-mo. CME Term SOFR + 3.39%), 4.63% . 6 5,671
Charles Schwab Corp. (The) , Series I , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00% ...... 20 18,604
24,275
Consumer Finance — 0.1%
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55%
(b) (c)
................. 10 9,115
Insurance — 0.1%
MetLife, Inc. , Series G , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(b) (c)
................. 16 15,384
Multi-Utilities — 0.2%
Dominion Energy, Inc. , Series C , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(b) (c)
.......... 25 23,624
Total Preferred Securities — 0 .7%
(Cost: $ 85,541 ) ................................. 86,575
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K108 , Class A2 , 1.52% , 03/25/30 .. 16 13,361
Series K123 , Class A2 , 1.62% , 12/25/30 .. 47 38,252
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K081 , Class A2 ,
3.90% , 08/25/28
(b)
................. 30 28,809
80,422
Mortgage-Backed Securities — 25.7%
Government National Mortgage Association
2.00% , 06/15/54
(f)
................. 25 20,037
2.50% , 06/15/54
(f)
................. 175 145,852
3.00% , 08/20/51 - 02/20/52 ........... 109 94,615

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% , 03/20/49 .................. USD 25 $ 22,250
3.50% , 06/15/54
(f)
................. 71 63,355
4.00% , 06/15/54
(f)
................. 50 45,959
4.50% , 03/20/49 - 08/20/52 ........... 48 45,992
5.00% , 04/20/53 .................. 19 18,387
5.00% , 06/15/54
(f)
................. 25 24,263
5.50% , 12/20/52 - 07/20/53 ........... 26 25,560
5.50% , 06/15/54
(f)
................. 25 24,798
6.00% , 06/15/54
(f)
................. 50 50,306
6.50% , 12/20/53 .................. 4 3,993
6.50% , 06/15/54
(f)
................. 25 25,376
Uniform Mortgage-Backed Securities
1.50% , 03/01/36 - 11/01/51 ........... 146 118,854
1.50% , 06/25/54
(f)
................. 25 18,392
2.00% , 11/01/35 - 03/01/52 ........... 864 678,750
2.00% , 06/25/39
(f)
................. 108 93,993
2.50% , 06/25/39 - 06/25/54
(f)
.......... 200 168,282
2.50% , 09/01/51 - 01/01/52 ........... 373 302,645
3.00% , 06/25/39 - 06/25/54
(f)
.......... 250 214,132
3.00% , 12/01/49 .................. 92 78,282
3.50% , 06/25/39 - 07/25/54
(f)
.......... 200 176,929
3.50% , 05/01/50 - 07/01/50 ........... 45 40,355
4.00% , 08/01/37 - 02/01/53 ........... 76 69,948
4.00% , 06/25/54
(f)
................. 97 88,023
4.50% , 08/01/52 - 08/01/53 ........... 58 54,972
4.50% , 06/25/54
(f)
................. 50 46,817
5.00% , 06/25/54
(f)
................. 125 120,296
5.50% , 01/01/53 - 05/01/53 ........... 47 46,722
5.50% , 06/25/54
(f)
................. 60 59,027
6.00% , 01/01/53 - 02/01/54 ........... 79 79,826
6.00% , 06/25/54
(f)
................. 25 25,034
6.50% , 10/01/53 - 02/01/54 ........... 44 45,327
6.50% , 06/25/54
(f)
................. 50 50,819
3,188,168
Total U.S. Government Sponsored Agency Securities — 26 .3%
(Cost: $ 3,560,277 ) ............................... 3,268,590
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13% , 08/15/40 .................. 67 40,184
1.38% , 11/15/40 - 08/15/50 ........... 382 216,913
1.88% , 02/15/41 - 11/15/51 ........... 371 226,585
1.75% , 08/15/41 .................. 165 107,617
4.00% , 11/15/42 .................. 109 99,356
2.50% , 02/15/45 - 05/15/46 ........... 156 109,222
3.00% , 11/15/45 - 05/15/47 ........... 120 91,653
2.25% , 08/15/46 .................. 39 25,688
1.63% , 11/15/50 .................. 177 95,450
3.63% , 05/15/53 .................. 70 58,636
4.13% , 08/15/53 .................. 125 114,648
4.25% , 02/15/54 .................. 70 65,658
U.S. Treasury Notes
2.88% , 05/15/32 .................. 165 147,172
2.75% , 08/15/32 .................. 165 145,335
4.13% , 11/15/32 .................. 240 233,719
3.50% , 02/15/33 .................. 170 157,841
Total U.S. Treasury Obligations — 15 .6%
(Cost: $ 1,979,438 ) ............................... 1,935,677
Total Long-Term Investments — 98.6%
(Cost: $ 12,635,950 ) ............................... 12,247,677
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.7%
(g)(h)
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28%
(i)
................... 140,975 $ 140,975
BlackRock Liquidity Funds TempCash , 5.34% . 1,433,728 1,434,158
Total Short-Term Securities — 12 .7%
(Cost: $ 1,575,133 ) ............................... 1,575,133
Total Investments Before TBA Sale Commitments — 111 .3%
(Cost: $ 14,211,083 ) ............................... 13,822,810
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .2 ) %
Uniform Mortgage-Backed Securities ,
3.50% , 06/25/54
(f)
................. USD (25) (21,917)
Total TBA Sale Commitments — ( 0 .2 ) %
(Proceeds: $ (21,953) ) ............................. (21,917)
Total Investments Net of TBA Sale Commitments — 111 .1%
(Cost: $ 14,189,130 ) ............................... 13,800,893
Liabilities in Excess of Other Assets — (11.1) % ............ (1,380,060)
Net Assets — 100.0% ...............................
$ 12,420,833
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Perpetual security with no stated maturity date.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
All or a portion of this security is on loan.
(f)
Represents or includes a TBA transaction.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 1,740,110 $ — $ (1,739,816)
(b)
$ 444 $ (738) $ — — $ 14,257 $ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 259,582 — (118,607)
(b)
— — 140,975 140,975 1,462
(c)
—
BlackRock Liquidity Funds
TempCash ........... — 1,434,158
(b)
— — — 1,434,158 1,433,728 4,746 —
$ 444 $ (738) $ 1,575,133 $ 20,465 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
USD Systematic Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 6,773,296 $ — $ 6,773,296
Non-Agency Mortgage-Backed Securities ........................ — 183,539 — 183,539
Preferred Securities ....................................... — 86,575 — 86,575
U.S. Government Sponsored Agency Securities .................... — 3,268,590 — 3,268,590
U.S. Treasury Obligations ................................... — 1,935,677 — 1,935,677
Short-Term Securities
Money Market Funds ...................................... 1,575,133 — — 1,575,133
Liabilities
Investments
TBA Sale Commitments .................................... — (21,917) — (21,917)
$ 1,575,133 $ 12,225,760 $ — $ 13,800,893
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced